SGI Small Cap Core Fund
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 97.1%	Shares	Value
Aerospace/Defense - 0.3%
Moog, Inc. - Class A	1,100	$ 395,967

Agriculture - 1.0%
Andersons, Inc.	18,776	1,325,398

Airlines - 0.8%
Allegiant Travel Co. (a)	1,038	95,091
SkyWest, Inc. (a)	10,798	924,849
		1,019,940

Apparel - 0.9%
Carter's, Inc.	3,410	131,592
Kontoor Brands, Inc. (b)	8,754	628,275
Steven Madden Ltd.	8,033	348,953
Wolverine World Wide, Inc.	6,025	105,739
		1,214,559

Auto Parts & Equipment - 1.2%
Dana, Inc.	17,343	614,116
Dauch Corp. (a)	17,878	118,710
Fox Factory Holding Corp. (a)	3,200	57,728
Phinia, Inc.	2,951	227,994
Standard Motor Products, Inc.	13,651	534,983
		1,553,531

Banks - 6.6%
Atlantic Union Bankshares Corp. (b)	5,690	214,058
Banco Latinoamericano de Comercio Exterior SA	15,176	847,428
Bancorp, Inc. (a)	3,643	200,948
BankUnited, Inc.	25,007	1,160,075
Central Pacific Financial Corp.	11,978	411,564
Customers Bancorp, Inc. (a)	15,335	1,152,272
FB Financial Corp.	3,467	182,676
Hanmi Financial Corp.	34,577	1,041,459
Northeast Community Bancorp, Inc.	5,608	135,938
Northrim BanCorp, Inc.	17,262	426,544
OFG Bancorp (b)	29,074	1,324,611
Popular, Inc. (b)	9,182	1,363,803
SmartFinancial, Inc.	4,509	188,025
South Plains Financial, Inc.	1,541	62,549
		8,711,950

Biotechnology - 1.7%
ACADIA Pharmaceuticals, Inc. (a)	5,485	118,805
ADMA Biologics, Inc. (a)	58,264	464,947
Innoviva, Inc. (a)	11,797	252,692
Ligand Pharmaceuticals, Inc. (a)	1,937	449,307
PTC Therapeutics, Inc. (a)	3,173	234,326
Sarepta Therapeutics, Inc. (a)	7,783	139,082
Veracyte, Inc. (a)	4,789	221,922
Vir Biotechnology, Inc. (a)	36,398	347,237

Xencor, Inc. (a)	5,630	66,884
		2,295,202

Building Materials - 1.8%
Boise Cascade Co.	2,874	200,376
Gibraltar Industries, Inc. (a)	9,308	359,754
Griffon Corp. (b)	13,992	1,231,016
LSI Industries, Inc.	5,035	121,998
Mohawk Industries, Inc. (a)(b)	3,883	417,112
		2,330,256

Chemicals - 2.3%
Hawkins, Inc.	1,597	247,168
Innospec, Inc.	14,430	1,196,824
Intrepid Potash, Inc. (a)	5,713	223,207
Rogers Corp. (a)	9,552	1,351,799
Stepan Co.	1,669	88,207
		3,107,205

Coal - 0.3%
Warrior Met Coal, Inc.	4,003	378,444

Commercial Services - 4.4%
Alarm.com Holdings, Inc. (a)	5,812	262,179
Covista, Inc. (a)	2,612	307,694
CPI Card Group, Inc. (a)	2,936	49,824
Grand Canyon Education, Inc. (a)	4,633	694,255
Korn/Ferry International	16,088	1,125,838
Perdoceo Education Corp.	27,539	891,713
PROG Holdings, Inc.	28,100	1,033,237
Progyny, Inc. (a)	6,807	173,987
Strategic Education, Inc.	8,049	617,761
Upbound Group, Inc.	36,700	705,007
		5,861,495

Computers - 0.0% (c)
DXC Technology Co. (a)	4,263	42,246

Distribution/Wholesale - 0.8%
G-III Apparel Group Ltd.	7,971	257,703
Rush Enterprises, Inc. - Class B	2,246	145,765
ScanSource, Inc. (a)	14,177	655,970
		1,059,438

Diversified Financial Services - 4.2%
Acadian Asset Management, Inc.	17,400	1,258,194
Enova International, Inc. (a)	4,175	674,304
Navient Corp.	6,983	59,774
Piper Sandler Cos.	5,190	406,948
Radian Group, Inc.	34,299	1,171,311
StoneX Group, Inc. (a)	9,365	1,061,523
Virtu Financial, Inc., Class A - Class A	19,393	972,559
		5,604,613

Electric - 1.2%
Avista Corp.	21,217	879,869
Clearway Energy, Inc. - Class C	15,810	650,740

MGE Energy, Inc.	735	55,492
		1,586,101

Electrical Components & Equipment - 0.3%
Insteel Industries, Inc.	16,464	452,595

Electronics - 2.6%
Atmus Filtration Technologies, Inc.	11,879	555,700
Benchmark Electronics, Inc.	15,615	1,318,843
Itron, Inc. (a)	3,488	287,690
Sanmina Corp. (a)	2,381	618,417
TTM Technologies, Inc. (a)	4,193	728,408
		3,509,058

Energy-Alternate Sources - 0.2%
Sunrun, Inc. (a)	18,138	303,267

Engineering & Construction - 4.5%
EMCOR Group, Inc.	1,753	1,449,415
Everus Construction Group, Inc. (a)	7,665	1,140,322
Frontdoor, Inc. (a)	17,421	1,081,322
Primoris Services Corp. (b)	7,267	914,043
Sterling Infrastructure, Inc. (a)	1,611	1,386,813
		5,971,915

Food - 1.0%
Cal-Maine Foods, Inc. (b)	11,644	870,040
J & J Snack Foods Corp.	2,580	196,389
John B Sanfilippo & Son, Inc.	1,664	124,650
United Natural Foods, Inc. (a)	3,505	179,982
		1,371,061

Forest Products & Paper - 0.1%
Sylvamo Corp.	2,958	116,161

Gas - 1.1%
National Fuel Gas Co. (b)	10,137	783,083
New Jersey Resources Corp.	9,165	506,367
Northwest Natural Holding Co.	3,533	171,315
		1,460,765

Hand/Machine Tools - 1.0%
Enerpac Tool Group Corp.	5,887	197,156
Franklin Electric Co., Inc.	8,599	845,969
Kennametal, Inc.	9,415	308,812
		1,351,937

Healthcare-Products - 2.5%
BioLife Solutions, Inc. (a)	3,344	83,333
Castle Biosciences, Inc. (a)	13,718	289,175
Glaukos Corp. (a)	10,476	1,082,695
iRadimed Corp.	7,661	694,546
LeMaitre Vascular, Inc.	3,803	359,954
Omnicell, Inc. (a)	7,314	322,840
Tandem Diabetes Care, Inc. (a)	10,562	181,666
TransMedics Group, Inc. (a)	1,553	104,362
Utah Medical Products, Inc.	2,481	164,862

		3,283,433

Healthcare-Services - 1.6%
Concentra Group Holdings Parent, Inc.	9,642	239,796
National HealthCare Corp.	4,298	792,637
Privia Health Group, Inc. (a)	31,763	683,222
Viemed Healthcare, Inc. (a)	36,109	355,313
		2,070,968

Home Builders - 2.1%
Century Communities, Inc.	16,236	857,586
M/I Homes, Inc. (a)	8,757	1,152,596
Meritage Homes Corp. (b)	12,803	835,268
		2,845,450

Home Furnishings - 0.8%
Sonos, Inc. (a)	62,812	991,173

Housewares - 0.2%
Central Garden & Pet Co. - Class A (a)	8,245	281,402

Insurance - 5.6%
Assured Guaranty Ltd. (b)	13,645	1,012,595
Axis Capital Holdings Ltd.	10,388	986,133
Essent Group Ltd. (b)	17,247	998,429
Genworth Financial, Inc. (a)	87,448	748,555
HCI Group, Inc.	1,315	202,602
Jackson Financial, Inc. - Class A	12,560	1,295,062
Mercury General Corp.	11,839	1,160,577
NMI Holdings, Inc. - Class A (a)(b)	28,486	1,022,647
		7,426,600

Internet - 2.1%
Cargurus, Inc. (a)	36,127	1,078,752
Etsy, Inc. (a)(b)	7,196	488,752
HealthStream, Inc.	13,674	341,440
QuinStreet, Inc. (a)	59,265	741,998
Yelp, Inc. (a)	4,633	105,633
		2,756,575

Machinery-Construction & Mining - 0.9%
Astec Industries, Inc.	23,940	1,205,618

Machinery-Diversified - 1.5%
Albany International Corp. - Class A	4,012	259,536
CSW Industrials, Inc.	742	205,512
Ichor Holdings Ltd. (a)(b)	4,981	356,241
Mueller Water Products, Inc. - Class A	46,248	1,165,912
		1,987,201

Metal Fabricate/Hardware - 2.6%
Mueller Industries, Inc.	10,100	1,298,860
Proto Labs, Inc. (a)	12,720	963,667
Worthington Enterprises, Inc.	18,023	1,023,166
Worthington Steel, Inc.	3,805	160,533
		3,446,226

Mining - 3.5%
Caledonia Mining Corp. PLC	13,514	321,093
Century Aluminum Co. (a)	3,930	259,262
Coeur Mining, Inc.	40,613	784,643
Constellium SE (a)	34,315	1,175,632
Hecla Mining Co.	39,743	706,233
Kaiser Aluminum Corp.	7,436	1,353,649
		4,600,512

Miscellaneous Manufacturing - 0.5%
Materion Corp.	1,635	359,765
Trinity Industries, Inc.	8,949	290,306
		650,071

Office Furnishings - 0.9%
Interface, Inc.	39,207	1,160,527

Oil & Gas - 2.2%
California Resources Corp. (b)	6,230	369,377
Crescent Energy Co. - Class A	47,028	543,644
Northern Oil & Gas, Inc.	8,672	188,789
Par Pacific Holdings, Inc. (a)	4,395	246,823
SM Energy Co.	46,517	1,428,537
Weatherford International PLC	1,891	195,983
		2,973,153

Oil & Gas Services - 1.5%
Archrock, Inc.	13,112	439,121
Bristow Group, Inc.	27,710	1,153,844
DNOW, Inc. (a)	16,965	216,982
Innovex International, Inc. (a)	8,957	239,242
		2,049,189

Pharmaceuticals - 2.3%
Alkermes PLC (a)(b)	6,001	253,182
Catalyst Pharmaceuticals Partners, Inc. (a)	43,842	1,369,186
Harmony Biosciences Holdings, Inc. (a)(b)	27,034	854,004
Phibro Animal Health Corp. - Class A	11,587	356,764
Supernus Pharmaceuticals, Inc. (a)	4,436	204,854
		3,037,990

Real Estate - 0.9%
Cushman & Wakefield Ltd. (a)	64,100	797,404
Marcus & Millichap, Inc.	5,390	152,213
McGrath RentCorp	2,314	252,203
		1,201,820

REITS - 6.6%
American Assets Trust, Inc.	39,199	913,337
CoreCivic, Inc. (a)	16,139	340,210
Easterly Government Properties, Inc.	21,166	507,561
Essential Properties Realty Trust, Inc.	29,675	907,461
Four Corners Property Trust, Inc.	47,024	1,170,898
Innovative Industrial Properties, Inc.	17,916	1,038,949
Millrose Properties, Inc.	39,276	1,108,369
Safehold, Inc.	35,142	526,076

Tanger, Inc.	8,884	320,446
Universal Health Realty Income Trust	1,685	69,843
Urban Edge Properties	42,942	963,618
Xenia Hotels & Resorts, Inc.	51,530	895,076
		8,761,844

Retail - 2.1%
Abercrombie & Fitch Co. - Class A (a)	4,469	345,096
American Eagle Outfitters, Inc. (b)	23,925	378,015
Brinker International, Inc. (a)(b)	1,948	277,356
Buckle, Inc.	23,509	1,078,358
PC Connection, Inc.	1,031	71,747
Urban Outfitters, Inc. (a)(b)	3,981	289,220
Victoria's Secret & Co. (a)	5,918	325,490
		2,765,282

Savings & Loans - 1.6%
Axos Financial, Inc. (a)	6,778	589,076
Banc of California, Inc.	34,476	662,629
Provident Financial Services, Inc.	37,726	837,140
		2,088,845

Semiconductors - 8.2%
ACM Research, Inc. - Class A (a)	21,723	1,880,343
Alpha & Omega Semiconductor Ltd. (a)	4,462	202,352
Ambarella, Inc. (a)	14,228	1,026,977
Axcelis Technologies, Inc. (a)(b)	7,334	1,103,107
Cohu, Inc. (a)	9,664	509,776
Diodes, Inc. (a)	11,810	1,243,829
FormFactor, Inc. (a)	6,063	755,389
Kulicke & Soffa Industries, Inc.	14,371	1,464,261
MaxLinear, Inc. (a)	8,571	796,503
Photronics, Inc. (a)	2,560	82,816
SiTime Corp. (a)	1,597	1,134,189
Ultra Clean Holdings, Inc. (a)	8,087	692,005
		10,891,547

Software - 1.7%
CommVault Systems, Inc. (a)	3,391	402,681
DoubleVerify Holdings, Inc. (a)	55,430	537,671
LiveRamp Holdings, Inc. (a)	15,801	593,486
SPS Commerce, Inc. (a)	11,605	658,584
		2,192,422

Telecommunications - 4.2%
A10 Networks, Inc. (b)	48,112	1,450,096
Calix, Inc. (a)	16,328	649,038
Credo Technology Group Holding Ltd. (a)	6,040	1,425,621
Harmonic, Inc. (a)(b)	86,740	1,310,641
Iridium Communications, Inc.	15,034	778,461
		5,613,857

Transportation - 2.6%
Dorian LPG Ltd.	24,086	968,739
Matson, Inc.	7,260	1,316,238
Teekay Corp. Ltd.	41,418	475,064
Teekay Tankers Ltd.	9,377	659,672
		3,419,713

Trucking & Leasing - 0.1%
Greenbrier Cos., Inc.	2,710		127,668
TOTAL COMMON STOCKS (Cost $110,043,350)			128,852,190

EXCHANGE TRADED FUNDS - 1.9%	Shares		Value
iShares Biotechnology ETF (b)	3,394		584,379
iShares Core S&P Small-Cap ETF (b)	4,839		670,976
iShares U.S. Pharmaceuticals ETF (b)	6,729		617,184
Vanguard Health Care ETF	2,411		674,139
TOTAL EXCHANGE TRADED FUNDS (Cost $2,512,907)			2,546,678

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.3%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.74% (d)	13,625,123		13,625,123
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $13,625,123)			13,625,123

TOTAL INVESTMENTS - 109.3% (Cost $126,181,380)			145,023,991
Liabilities in Excess of Other Assets - (9.3)%		(0.09326)	(12,371,459)
TOTAL NET ASSETS - 100.0%			$ 132,652,532

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of May 31, 2026. The fair value of these securities was $13,090,457.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

SGI Small Cap Core Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 128,852,190	$ –	$ –	$ 128,852,190
Exchange Traded Funds	2,546,678	–	–	2,546,678
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	13,625,123
Total Investments	$ 131,398,868	$ –	$ –	$ 145,023,991

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.